Property, Plant and Equipment - Summary of Estimated Useful Lives of Property Plant and Equipment (Details)	12 Months Ended
Dec. 31, 2018
Office Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Useful lives	3 years
Other Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Useful lives	3 years
Leasehold Improvements | Bottom of Range
Disclosure Of Property Plant And Equipment [Line Items]
Useful lives	3 years
Leasehold Improvements | Top of Range
Disclosure Of Property Plant And Equipment [Line Items]
Useful lives	5 years